Cash and Cash Equivalents - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalent [Line Items]
Restricted cash and cash equivalents	£ 878	£ 445
Restricted cash and cash equivalents principally due to exchange control restrictions	455	182
Short-term restricted cash and cash equivalents	141
Cash and cash equivalents	3,139	2,526
Hedging Instrument
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 48	£ 14